CONTINGENCIES (Details) - USD ($) $ in Millions				1 Months Ended	12 Months Ended
	Sep. 16, 2015	Apr. 01, 2015	Oct. 29, 2009	Apr. 30, 2017	Dec. 31, 2017
Former parent, TransCanada subsidiaries | Transaction between entities under common control | GTN | Partnership interest | Class B units
Contingencies
Equity issuance		$ 95.0
Great Lakes v. Essar Steel Minnesota LLC, et al. | Great Lakes
Contingencies
Judgement awarded				$ 31.5	$ 31.5
Great Lakes v. Essar Steel Minnesota LLC, et al. | Great Lakes | Essar
Contingencies
Recovery sought			$ 33.0
Judgement awarded	$ 32.9